UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22334

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET GLOBAL CORPORATE

DEFINED OPPORTUNITY FUND INC.

FORM N-Q

JULY 31, 2017

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	July 31, 2017

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 115.5%
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 1.5%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	1,950,000		$1,987,537	(a)
IHO Verwaltungs GmbH, Senior Secured Bonds (4.750% Cash or 5.500% PIK)	4.750%	9/15/26	950,000		970,188	(a)(b)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	1,200,000		1,258,500	(a)

Total Auto Components					4,216,225

Automobiles - 1.3%
Ford Motor Credit Co., LLC, Senior Notes	2.375%	1/16/18	1,300,000		1,303,747
General Motors Co., Senior Notes	4.875%	10/2/23	1,500,000		1,623,265
General Motors Co., Senior Notes	6.600%	4/1/36	720,000		848,625

Total Automobiles					3,775,637

Diversified Consumer Services - 0.1%
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	100,000	GBP	147,696	(c)

Hotels, Restaurants & Leisure - 4.7%
Aramark Services Inc., Senior Notes	5.000%	4/1/25	460,000		490,475	(a)
Arcos Dorados Holdings Inc., Senior Notes	6.625%	9/27/23	252,000		276,570	(a)
Brinker International Inc., Senior Notes	5.000%	10/1/24	4,140,000		4,150,350	(a)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	700,000		736,750
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	1,250,000		1,298,437	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	590,000		616,550	(a)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Senior Notes	4.750%	6/1/27	420,000		434,175	(a)
Marstons Issuer PLC, Secured Bonds	5.641%	7/15/35	1,768,000	GBP	2,140,999	(c)(e)
Mitchells & Butlers Finance PLC, Secured Notes	5.965%	12/15/23	298,469	GBP	442,124	(c)
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	500,000		518,750	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	623,000		673,619	(a)
Viking Cruises Ltd., Senior Notes	8.500%	10/15/22	620,000		653,325	(a)
Whitbread Group PLC, Senior Bonds	3.375%	10/16/25	920,000	GBP	1,295,453	(c)

Total Hotels, Restaurants & Leisure					13,727,577

Media - 8.3%
AMC Networks Inc., Senior Notes	4.750%	8/1/25	430,000		434,859
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	2,330,000		2,507,865
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	720,000		844,698
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	3,660,000		4,329,484
Comcast Corp., Senior Notes	5.700%	7/1/19	1,800,000		1,935,144
DISH DBS Corp., Senior Notes	5.875%	7/15/22	420,000		458,195
DISH DBS Corp., Senior Notes	5.875%	11/15/24	320,000		348,320
Grupo Televisa SAB, Senior Bonds	6.625%	1/15/40	1,730,000		2,043,356
SFR Group SA, Senior Secured Bonds	6.250%	5/15/24	1,210,000		1,282,600	(a)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	2,610,000		2,835,112	(a)
Time Warner Cable LLC, Senior Notes	8.750%	2/14/19	1,500,000		1,651,002
UBM PLC, Notes	5.750%	11/3/20	1,500,000		1,589,997	(a)
Viacom Inc., Senior Notes	4.375%	3/15/43	1,800,000		1,595,543

Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	1,000,000		1,061,870	(a)
Ziggo Secured Finance BV, Senior Secured Notes	5.500%	1/15/27	990,000		1,027,125	(a)

Total Media					23,945,170

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - 0.5%
Hertz Corp., Senior Notes	5.875%	10/15/20	760,000		$715,825
Lithia Motors Inc., Senior Notes	5.250%	8/1/25	520,000		536,900	(a)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	370,000		357,050	(a)

Total Specialty Retail					1,609,775

Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	480,000		492,000	(a)

TOTAL CONSUMER DISCRETIONARY					47,914,080

CONSUMER STAPLES - 4.8%
Beverages - 1.1%
Anheuser-Busch InBev Finance Inc., Senior Notes	4.700%	2/1/36	940,000		1,042,454
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	1,740,000		1,961,932

Total Beverages					3,004,386

Food & Staples Retailing - 0.6%
Tesco PLC, Senior Notes	6.125%	2/24/22	1,200,000	GBP	1,820,852

Food Products - 1.3%
Boparan Finance PLC, Senior Secured Notes	5.500%	7/15/21	650,000	GBP	849,086	(c)
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	740,000		714,060
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	700,000		761,817
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	930,000		975,338	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	540,000		567,221	(a)

Total Food Products					3,867,522

Tobacco - 1.8%
BAT International Finance PLC, Senior Notes	4.875%	2/24/21	1,450,000	EUR	1,988,394	(c)
Reynolds American Inc., Senior Notes	8.125%	6/23/19	2,305,000		2,568,473
Reynolds American Inc., Senior Notes	5.850%	8/15/45	540,000		658,568

Total Tobacco					5,215,435

TOTAL CONSUMER STAPLES					13,908,195

ENERGY - 17.9%
Energy Equipment & Services - 0.2%
Ensco PLC, Senior Notes	4.700%	3/15/21	160,000		156,800
Pride International Inc., Senior Notes	7.875%	8/15/40	670,000		559,450

Total Energy Equipment & Services					716,250

Oil, Gas & Consumable Fuels - 17.7%
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	1,370,000		1,637,654
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	11.500%	1/15/21	870,000		1,017,900	(a)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	850,000		887,187	(a)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	470,000		475,875
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	560,000		525,000
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,500,000		1,466,250
Continental Resources Inc., Senior Notes	3.800%	6/1/24	200,000		186,000
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	645,215		669,369	(c)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	1,650,000		1,815,825
Ecopetrol SA, Senior Notes	5.875%	5/28/45	3,000,000		2,826,600
Enterprise Products Operating LLC, Senior Notes	6.500%	1/31/19	1,290,000		1,375,393
Enterprise Products Operating LLC, Senior Notes	4.050%	2/15/22	770,000		817,686
Exterran Energy Solutions LP/EES Finance Corp., Senior Notes	8.125%	5/1/25	540,000		565,650	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Extraction Oil & Gas Inc., Senior Notes	7.375%	5/15/24	650,000		$671,938	(a)(d)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	2,130,000		2,121,601	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	1,110,000		1,248,683	(c)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,430,000		1,183,325	(a)
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	630,000		611,100	(a)
NGPL PipeCo LLC, Senior Bonds	4.875%	8/15/27	770,000		794,063	(a)(d)
NGPL PipeCo LLC, Senior Notes	4.375%	8/15/22	500,000		515,625	(a)(d)
NGPL PipeCo LLC, Senior Secured Notes	7.768%	12/15/37	800,000		996,000	(a)
Oasis Petroleum Inc., Senior Notes	7.250%	2/1/19	640,000		638,400
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	910,000		903,175
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	150,000		148,125
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	700,000		760,371
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	380,000		397,100
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	400,000		434,000
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	920,000		886,650
Petroleos Mexicanos, Senior Notes	5.500%	1/21/21	660,000		708,345
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	930,000		987,914	(c)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	410,000		435,532	(a)
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Bonds	6.750%	9/30/19	2,280,000		2,470,598	(c)
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	1,000,000		1,101,228	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	330,000		377,025	(a)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	2,830,000		2,919,734	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	540,000		607,826
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	3,190,000		3,418,717
Shelf Drilling Holdings Ltd., Secured Notes	9.500%	11/2/20	110,000		108,900	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.125%	2/1/25	590,000		609,175	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	620,000		646,350	(a)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.125%	10/15/21	1,120,000		1,163,400
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	340,000		373,150
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,000,000		1,301,927
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	2,250,000		2,342,812	(a)
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	790,000		781,113
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	390,000		369,525
Williams Cos. Inc., Debentures	7.500%	1/15/31	340,000		406,300
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	430,000		427,712
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	540,000		562,275
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	450,000		470,250
Williams Partners LP, Senior Notes	5.250%	3/15/20	610,000		657,381
WPX Energy Inc., Senior Notes	7.500%	8/1/20	260,000		279,500
WPX Energy Inc., Senior Notes	8.250%	8/1/23	400,000		442,000
WPX Energy Inc., Senior Notes	5.250%	9/15/24	360,000		356,400

Total Oil, Gas & Consumable Fuels					50,901,634

TOTAL ENERGY					51,617,884

FINANCIALS - 32.7%
Banks - 22.0%
Australia & New Zealand Banking Group Ltd., Subordinated Notes	5.125%	9/10/19	1,250,000	EUR	1,636,471	(c)
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	1,540,000		1,623,268	(a)
Banco Mercantil De Norte, Junior Subordinated Notes	6.875%	7/6/22	200,000		210,000	(a)(e)(f)
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	170,000		192,100	(e)(f)
Bank of America Corp., Senior Notes	7.750%	4/30/18	800,000	GBP	1,109,626
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	500,000		521,291
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	4,180,000		4,851,203
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	240,000		255,624	(e)(f)
Barclays PLC, Subordinated Notes	4.836%	5/9/28	480,000		499,258

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
BNP Paribas Fortis SA, Senior Subordinated Notes	5.757%	10/4/17	1,200,000	EUR	$1,434,937
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	1,620,000		1,846,800	(a)(e)(f)
CIT Group Inc., Senior Notes	5.000%	8/15/22	110,000		119,141
CIT Group Inc., Senior Notes	5.000%	8/1/23	370,000		401,913
Citigroup Inc., Senior Notes	7.375%	9/4/19	1,300,000	EUR	1,779,868
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	500,000		526,829
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,000,000		1,028,741
Commonwealth Bank of Australia, Subordinated Notes	5.500%	8/6/19	1,200,000	EUR	1,574,727
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	1,997,000		2,319,216	(a)(e)(f)
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	500,000		543,945
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	2,530,000		2,833,853	(a)(e)(f)
Credit Agricole SA, Junior Subordinated Notes	7.875%	10/26/19	400,000	EUR	548,763	(c)(e)(f)
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	560,000		669,866	(a)(e)(f)
Credit Agricole SA, Subordinated Bonds	8.125%	9/19/33	900,000		958,760	(a)(e)
Credit Agricole SA, Subordinated Notes	4.375%	3/17/25	530,000		551,535	(a)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	2,070,000		2,227,837	(e)(f)
ING Bank NV, Subordinated Notes	6.875%	5/29/23	2,850,000	GBP	3,930,828	(e)
Intesa Sanpaolo SpA, Junior Subordinated Notes	8.375%	10/14/19	450,000	EUR	606,342	(c)(e)(f)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	1,180,000		1,189,257	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	600,000		637,624	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	5,370,000		5,839,875	(e)(f)
JPMorgan Chase & Co., Junior Subordinated Notes	6.100%	10/1/24	250,000		276,250	(e)(f)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	680,000		693,112
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	550,000		580,241
National Australia Bank Ltd., Subordinated Notes	6.750%	6/26/23	2,750,000	EUR	3,445,807	(c)(d)
National Capital Trust I, Junior Subordinated Bonds	5.620%	12/17/18	266,000	GBP	370,348	(c)(e)(f)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes	8.625%	8/15/21	510,000		564,509	(e)(f)
Santander UK Group Holdings PLC, Junior Subordinated Bonds	7.375%	6/24/22	650,000	GBP	926,085	(c)(e)(f)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	1,120,000		1,214,771	(a)
Societe Generale SA, Junior Subordinated Notes	9.375%	9/4/19	1,550,000	EUR	2,155,996	(c)(e)(f)
Standard Chartered Bank, Subordinated Notes	5.875%	9/26/17	1,250,000	EUR	1,493,308	(c)
Standard Chartered Bank, Subordinated Notes	7.750%	4/3/18	1,000,000	GBP	1,378,388	(c)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	8/31/17	3,660,000		3,698,357	(e)(f)
Wells Fargo & Co., Junior Subordinated Bonds	5.900%	6/15/24	2,910,000		3,164,625	(e)(f)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	110,000		122,100	(e)(f)
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	700,000		741,368

Total Banks					63,294,763

Capital Markets - 3.6%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	470,000		523,263
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	8/31/17	59,000		52,953	(e)(f)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	500,000		499,400
Goldman Sachs Group Inc., Subordinated Notes	4.750%	10/12/21	2,700,000	EUR	3,738,360
Goldman Sachs Group Inc., Subordinated Notes	5.500%	10/12/21	600,000	GBP	919,953
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,480,000		1,676,181
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	2,830,000		3,011,629	(a)

Total Capital Markets					10,421,739

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Consumer Finance - 1.3%
DAE Funding LLC, Senior Notes	4.500%	8/1/22	1,135,000		$1,157,700	(a)(d)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	770,000		788,288	(a)(d)
FirstCash Inc., Senior Notes	5.375%	6/1/24	770,000		813,312	(a)
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	930,000		1,030,905

Total Consumer Finance					3,790,205

Diversified Financial Services - 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Bonds	4.250%	7/1/20	430,000		452,332
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	380,000		408,579
CPUK Finance Ltd., Senior Secured Notes	7.239%	2/28/24	1,250,000	GBP	2,144,470	(c)
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	1,260,000		1,351,647
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	330,000		374,345
Nationwide Building Society, Junior Subordinated Notes	6.875%	6/20/19	580,000	GBP	804,192	(c)(e)(f)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	810,000		827,213	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,470,000		1,500,319	(a)

Total Diversified Financial Services					7,863,097

Insurance - 3.1%
AXA SA, Junior Subordinated Notes	6.463%	12/14/18	2,000,000		2,077,500	(a)(e)(f)
BUPA Finance PLC, Subordinated Bonds	5.000%	4/25/23	910,000	GBP	1,360,508	(c)
Farmers Insurance Exchange, Subordinated Notes	8.625%	5/1/24	1,295,000		1,653,100	(a)
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	370,000	GBP	500,993	(c)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	300,000		403,875	(a)
Scottish Widows Ltd., Subordinated Notes	5.500%	6/16/23	910,000	GBP	1,369,100	(c)
Travelers Cos. Inc., Senior Notes	5.350%	11/1/40	1,150,000		1,415,823

Total Insurance					8,780,899

TOTAL FINANCIALS					94,150,703

HEALTH CARE - 5.6%
Biotechnology - 0.6%
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	960,000		991,004
Celgene Corp., Senior Notes	5.000%	8/15/45	510,000		582,179

Total Biotechnology					1,573,183

Health Care Providers & Services - 3.9%
Centene Corp., Senior Notes	5.625%	2/15/21	480,000		500,400
Centene Corp., Senior Notes	6.125%	2/15/24	370,000		403,300
Centene Corp., Senior Notes	4.750%	1/15/25	1,550,000		1,619,750
CHS/Community Health Systems Inc., Senior Secured Notes	6.250%	3/31/23	570,000		586,387
DaVita Inc., Senior Notes	5.125%	7/15/24	420,000		432,600
DaVita Inc., Senior Notes	5.000%	5/1/25	1,780,000		1,810,794
HCA Inc., Senior Secured Bonds	4.500%	2/15/27	1,000,000		1,025,000
HCA Inc., Senior Secured Notes	5.250%	6/15/26	470,000		509,950
Humana Inc., Senior Notes	7.200%	6/15/18	2,700,000		2,826,066
Humana Inc., Senior Notes	3.950%	3/15/27	230,000		241,858
UnitedHealth Group Inc., Senior Notes	6.000%	2/15/18	1,350,000		1,382,385

Total Health Care Providers & Services					11,338,490

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pharmaceuticals - 1.1%
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	290,000		$311,761
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	218,000		238,465
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	1,000,000		977,500	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.750%	8/15/21	250,000		237,500	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.250%	7/15/22	800,000		758,000	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	210,000		181,650	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	480,000		410,400	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	7.000%	3/15/24	150,000		160,125	(a)

Total Pharmaceuticals					3,275,401

TOTAL HEALTH CARE					16,187,074

INDUSTRIALS - 6.8%
Aerospace & Defense - 0.5%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	630,000		644,175	(a)
Hexcel Corp., Senior Notes	3.950%	2/15/27	800,000		825,410

Total Aerospace & Defense					1,469,585

Airlines - 0.4%
Manchester Airport Group Funding PLC, Senior Secured Notes	4.125%	4/2/24	860,000	GBP	1,295,293	(c)

Building Products - 0.8%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	1,220,000		1,227,625	(a)
Standard Industries Inc., Senior Notes	5.125%	2/15/21	380,000		395,200	(a)
Standard Industries Inc., Senior Notes	5.500%	2/15/23	550,000		581,625	(a)

Total Building Products					2,204,450

Commercial Services & Supplies - 1.7%
CD&R Waterworks Merger Subordinated LLC, Senior Notes	6.125%	8/15/25	430,000		439,675	(a)(d)
Covanta Holding Corp., Senior Notes	5.875%	7/1/25	600,000		587,250
GFL Environmental Inc., Senior Notes	9.875%	2/1/21	680,000		739,500	(a)
Republic Services Inc., Senior Notes	5.250%	11/15/21	1,450,000		1,613,328
West Corp., Senior Notes	5.375%	7/15/22	1,430,000		1,451,593	(a)

Total Commercial Services & Supplies					4,831,346

Construction & Engineering - 0.3%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	720,000		752,400	(a)

Electrical Equipment - 0.0%
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	100,000	EUR	123,565	(a)

Machinery - 0.9%
Allison Transmission Inc., Senior Bonds	5.000%	10/1/24	1,450,000		1,504,375	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	470,000		498,200	(a)
Tennant Co., Senior Notes	5.625%	5/1/25	660,000		705,375	(a)

Total Machinery					2,707,950

Road & Rail - 0.9%
Eversholt Funding PLC, Senior Secured Notes	6.359%	12/2/25	740,000	GBP	1,267,923	(c)
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	1,292,000		1,279,080	(a)

Total Road & Rail					2,547,003

Trading Companies & Distributors - 0.4%
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	1,080,000		1,123,200

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Transportation - 0.9%
Mexico City Airport Trust, Senior Secured Bonds	5.500%	10/31/46	1,500,000		$1,537,035	(a)
Mexico City Airport Trust, Senior Secured Notes	4.250%	10/31/26	1,000,000		1,031,250	(a)

Total Transportation					2,568,285

TOTAL INDUSTRIALS					19,623,077

INFORMATION TECHNOLOGY - 2.8%
Internet Software & Services - 0.1%
Match Group Inc., Senior Notes	6.375%	6/1/24	380,000		415,150

Software - 0.8%
j2 Cloud Services LLC/j2 Global Co.-Obligor Inc., Senior Notes	6.000%	7/15/25	820,000		857,925	(a)
Microsoft Corp., Senior Notes	2.875%	2/6/24	1,330,000		1,361,626

Total Software					2,219,551

Technology Hardware, Storage & Peripherals - 1.9%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	400,000		445,315	(a)
HP Inc., Senior Notes	4.650%	12/9/21	2,000,000		2,163,110
Seagate HDD Cayman, Senior Bonds	4.750%	1/1/25	2,330,000		2,261,743
Seagate HDD Cayman, Senior Bonds	4.875%	6/1/27	520,000		497,773

Total Technology Hardware, Storage & Peripherals					5,367,941

TOTAL INFORMATION TECHNOLOGY					8,002,642

MATERIALS - 9.1%
Chemicals - 0.6%
OCP SA, Senior Notes	5.625%	4/25/24	800,000		866,600	(a)
Valvoline Inc., Senior Notes	5.500%	7/15/24	700,000		743,750	(a)

Total Chemicals					1,610,350

Construction Materials - 0.5%
HeidelbergCement Finance Luxembourg SA, Senior Notes	8.500%	10/31/19	610,000	EUR	860,555	(c)
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	520,000		557,700	(a)

Total Construction Materials					1,418,255

Containers & Packaging - 0.4%
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	970,000		1,043,963	(a)

Metals & Mining - 7.1%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	380,000		420,850	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	910,000		1,014,650	(a)
Anglo American Capital PLC, Senior Notes	3.625%	5/14/20	470,000		484,100	(a)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	250,000		260,000	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	850,000		911,625	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	400,000		428,000	(a)
ArcelorMittal SA, Senior Notes	7.500%	10/15/39	750,000		888,750
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	1,300,000		1,410,257
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	1,500,000		1,725,000	(a)(e)
Coeur Mining Inc., Senior Notes	5.875%	6/1/24	530,000		525,363	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	1,460,000		1,502,340	(a)
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	650,000		650,812
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	1,790,000		1,951,100
HudBay Minerals Inc., Senior Notes	7.625%	1/15/25	870,000		959,175	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,850,000		1,916,330
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	580,000		674,250	(a)
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	600,000		654,750
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	2,816,000		2,913,152

Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	340,000		379,950
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000		839,070

Total Metals & Mining					20,509,524

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Paper & Forest Products - 0.5%
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	1,220,000		$1,331,199
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	260,000		275,275

Total Paper & Forest Products					1,606,474

TOTAL MATERIALS					26,188,566

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Care Capital Properties LP, Senior Notes	5.125%	8/15/26	310,000		316,677
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Senior Notes	4.500%	9/1/26	570,000		577,125
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	440,000		481,800
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	200,000		210,000

Total Equity Real Estate Investment Trusts (REITs)					1,585,602

Real Estate Management & Development - 0.4%
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	1,180,000		1,215,400

TOTAL REAL ESTATE					2,801,002

TELECOMMUNICATION SERVICES - 13.6%
Diversified Telecommunication Services - 7.7%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	590,000		620,975	(a)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	2,510,000		903,600	*(a)(g)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	650,000		692,250	(a)
Qwest Corp., Senior Notes	6.750%	12/1/21	2,500,000		2,767,585
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	5,820,000		6,438,375	(a)
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	2,000,000		2,162,896
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	2,000,000		2,665,486
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	2,800,000		3,119,357
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	1,080,000		1,112,646
Windstream Services LLC, Senior Notes	7.750%	10/15/20	1,330,000		1,283,450
Windstream Services LLC, Senior Notes	6.375%	8/1/23	470,000		386,575

Total Diversified Telecommunication Services					22,153,195

Wireless Telecommunication Services - 5.9%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	1,060,000		1,177,978	(a)
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	2,050,000		2,073,736
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	650,000		800,725
CSC Holdings LLC, Senior Notes	10.125%	1/15/23	270,000		314,887	(a)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	760,000		839,800	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	1,143,000		1,428,750	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	90,000		111,825
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	1,000,000		1,287,500
Sprint Corp., Senior Notes	7.875%	9/15/23	3,410,000		3,878,875
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	3,980,000		4,044,476	(a)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	9.125%	4/30/18	1,150,000		1,209,222	(c)

Total Wireless Telecommunication Services					17,167,774

TOTAL TELECOMMUNICATION SERVICES					39,320,969

UTILITIES - 4.6%
Electric Utilities - 2.1%
Enel SpA, Junior Subordinated Bonds	7.750%	9/10/75	1,740,000	GBP	2,621,745	(c)(e)
FirstEnergy Corp., Notes	7.375%	11/15/31	1,930,000		2,571,491
Pampa Energia SA, Senior Notes	7.500%	1/24/27	840,000		873,600	(a)

Total Electric Utilities					6,066,836

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Gas Utilities - 0.2%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	490,000		$486,325

Independent Power and Renewable Electricity Producers - 0.6%
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	1,948,589		1,919,360

Multi-Utilities - 1.7%
Centrica PLC, Senior Notes	6.375%	3/10/22	1,200,000	GBP	1,935,131	(c)
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	1,210,000		1,341,588	(a)
Veolia Environnement SA, Senior Notes	6.750%	4/24/19	1,200,000	EUR	1,588,836

Total Multi-Utilities					4,865,555

TOTAL UTILITIES					13,338,076

TOTAL CORPORATE BONDS & NOTES (Cost - $315,382,035)					333,052,268

ASSET-BACKED SECURITIES - 0.7%
Asset Backed Funding Certificates, 2003-WMC1 M1	2.207%	6/25/33	1,059,872		1,029,600	(e)
Home Equity Asset Trust, 2004-8 M1	2.102%	3/25/35	476,429		478,305	(e)
Residential Asset Mortgage Products Inc., 2003-SL1 M1	7.318%	4/25/31	1,159,652		627,558	(e)
Residential Asset Securities Corp., 2003-KS10 AI6	4.540%	12/25/33	35,562		36,444	(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $2,442,732)					2,171,907

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
Bear Stearns ARM Trust, 2005-12 24A1	3.243%	2/25/36	26,105		24,469	(e)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	200,543		212,818	(a)
HarborView Mortgage Loan Trust, 2004-10 4A	3.373%	1/19/35	149,304		147,122	(e)
JPMorgan Mortgage Trust, 2005-A5 1A2	3.500%	8/25/35	661,602		659,578	(e)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	2.889%	9/25/36	47,438		43,053	(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $975,053)					1,087,040

CONVERTIBLE BONDS & NOTES - 0.5%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Oasis Petroleum Inc., Senior Notes	2.625%	9/15/23	960,000		943,800

INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ON Semiconductor Corp., Senior Notes	1.625%	10/15/23	410,000		426,144	(a)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,478,141)					1,369,944

SENIOR LOANS - 5.3%
CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.3%
American Axle & Manufacturing Inc., Term Loan B	3.490%	4/6/24	742,500		742,423	(h)(i)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - 0.3%
Charter Communications Operating LLC, 2016 Term Loan I Add	—	1/15/24	1,000,000		$1,007,778	(j)

Specialty Retail - 1.5%
PetSmart Inc., Term Loan B2	4.230%	3/11/22	3,129,274		2,974,945	(h)(i)
Sally Holdings LLC, Term Loan B1	3.750%	7/5/24	1,490,000		1,501,175	(h)(i)

Total Specialty Retail					4,476,120

TOTAL CONSUMER DISCRETIONARY					6,226,321

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp., Term Loan	8.686%	8/23/21	450,000		485,297	(h)(i)

HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
DaVita HealthCare Partners Inc., Term Loan B	3.984%	6/24/21	750,000		757,634	(h)(i)
Radnet Management Inc., Second Lien Term Loan	8.295%	3/25/21	578,667		583,730	(h)(i)(k)

TOTAL HEALTH CARE					1,341,364

INFORMATION TECHNOLOGY - 0.8%
Technology Hardware, Storage & Peripherals - 0.8%
Dell Inc., Term Loan A2	3.490%	9/7/21	2,467,949		2,475,219	(h)(i)(j)

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
CenturyLink Inc., 2017 Term Loan B	2.750%	1/31/25	2,940,000		2,904,399	(h)(i)
Level 3 Financing Inc., 2017 Term Loan B	3.479%	2/22/24	750,000		753,985	(h)(i)
Unitymedia Hessen GmbH & Co. KG, Term Loan B	—	9/30/25	1,260,000		1,258,987	(j)

TOTAL TELECOMMUNICATION SERVICES					4,917,371

TOTAL SENIOR LOANS (Cost - $15,431,729)					15,445,572

SOVEREIGN BONDS - 4.4%
Argentina - 0.5%
Republic of Argentina, Senior Bonds	21.994%	3/11/19	9,900,000	ARS	551,081	(e)
Republic of Argentina, Senior Bonds	6.875%	4/22/21	360,000		388,215
Republic of Argentina, Senior Bonds	7.500%	4/22/26	340,000		366,860
Republic of Argentina, Senior Bonds	7.625%	4/22/46	200,000		206,100

Total Argentina					1,512,256

Brazil - 0.3%
Federative Republic of Brazil, Notes	10.000%	1/1/23	2,400,000	BRL	779,636

Peru - 0.7%
Republic of Peru, Senior Bonds	7.840%	8/12/20	1,249,000	PEN	428,467
Republic of Peru, Senior Bonds	4.125%	8/25/27	1,500,000		1,647,000

Total Peru					2,075,467

Poland - 1.0%
Republic of Poland, Bonds	4.000%	10/25/23	9,870,000	PLN	2,915,778

Russia - 0.9%
Russian Federal Bond, Bonds	7.050%	1/19/28	87,980,000	RUB	1,400,624
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	1,000,000		1,081,790	(a)

Total Russia					2,482,414

United Arab Emirates - 0.5%
MDC-GMTN B.V., Senior Notes	7.625%	5/6/19	1,250,000		1,374,695	(c)

United Kingdom - 0.5%
United Kingdom Treasury Gilt, Bonds	4.500%	3/7/19	1,019,000	GBP	1,435,815

TOTAL SOVEREIGN BONDS (Cost - $12,578,649)					12,576,061

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.4%
U.S. Government Obligations - 1.4%
U.S. Treasury Notes	1.625%	6/30/20	1,500,000	$1,505,450
U.S. Treasury Notes	1.375%	4/30/21	2,500,000	2,473,877

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $3,978,527)				3,979,327

			SHARES
COMMON STOCKS - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Sanchez Energy Corp. (Cost - $12,915)			2,077	11,714	*

CONVERTIBLE PREFERRED STOCKS - 0.5%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Sanchez Energy Corp.	6.500%		15,900	346,620	(k)

HEALTH CARE - 0.4%
Pharmaceuticals - 0.4%
Allergan PLC	5.500%		1,289	1,152,379

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Crown Castle International Corp.	6.875%		68	72,571

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $1,783,075)				1,571,570

PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
Capital Markets - 0.4%
State Street Corp.	5.900%		37,454	1,069,312	(e)

Diversified Financial Services - 0.0%
Citigroup Capital XIII	7.681%		3,050	83,295	(e)

TOTAL PREFERRED STOCKS (Cost - $1,017,990)				1,152,607

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $355,080,846)				372,418,010

SHORT-TERM INVESTMENTS - 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $2,756,669)	0.938%		2,756,669	2,756,669

TOTAL INVESTMENTS - 130.1% (Cost - $357,837,515#)				375,174,679
Liabilities in Excess of Other Assets - (30.1)%				(86,816,189)

TOTAL NET ASSETS - 100.0%				$288,358,490

‡	Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Security is purchased on a when-issued basis.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	The coupon payment on these securities is currently in default as of July 31, 2017.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan is unfunded as of July 31, 2017. The interest rate for fully unfunded term loans is to be determined.

(k)	Security is valued using significant unobservable inputs (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2017

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
ARS	— Argentine Peso
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
JSC	— Joint Stock Company
OJSC	— Open Joint Stock Company
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
RUB	— Russian Ruble

At July 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	784,586	USD	610,238	Barclays Bank PLC	10/19/17	$19,703
EUR	1,660,000	USD	1,912,532	Barclays Bank PLC	10/19/17	60,797
USD	21,865,280	GBP	16,853,802	Barclays Bank PLC	10/19/17	(429,470)

Total						$(348,970)

Abbreviations used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global Corporate Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on September 17, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$333,052,268	—	$333,052,268
Asset-Backed Securities	—	2,171,907	—	2,171,907
Collateralized Mortgage Obligations	—	1,087,040	—	1,087,040
Convertible Bonds & Notes	—	1,369,944	—	1,369,944
Senior Loans:
Health Care	—	757,634	$583,730	1,341,364
Other Senior Loans	—	14,104,208	—	14,104,208
Sovereign Bonds	—	12,576,061	—	12,576,061
U.S. Government & Agency Obligations	—	3,979,327	—	3,979,327
Common Stocks	$11,714	—	—	11,714
Convertible Preferred Stocks:
Energy	—	—	346,620	346,620
Other Convertible Preferred Stocks	1,224,950	—	—	1,224,950
Preferred Stocks	1,152,607	—	—	1,152,607

Total Long-Term Investments	2,389,271	369,098,389	930,350	372,418,010

Short-Term Investments†	2,756,669	—	—	2,756,669

Total Investments	5,145,940	369,098,389	930,350	375,174,679

Other Financial Instruments:
Forward Foreign Currency Contracts	—	80,500	—	80,500

Total	$5,145,940	$369,178,889	$930,350	$375,255,179

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$429,470	—	$429,470

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At July 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$28,882,385
Gross unrealized depreciation	(11,545,221)

Net unrealized appreciation	$17,337,164

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global Corporate Defined Opportunity Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 25, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 25, 2017